ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts payable	$ 39	$ 84
Accrued & other liabilities	413	265
Deferred revenue	153	156
Total current	605	505
Non-current:
Deferred revenue	89	76
Provisions & other liabilities	30	20
Total non-current	$ 119	$ 96
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	63.00%
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	37.00%